Immediate Holding Company Balances (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Related Party Transactions [Abstract]
Schedule of Directors' Remuneration

The Directors’ remuneration for the financial periods ended December 31, 2023, and June 30, 2023 as follow:

	For the six months ended December 31
	2023	2022
Teo Lai Wah, Timothy	$36,893	$16,548
Heizo Takenaka	30,000	—
Jean-François Raymond Roger Minier	17,333	—
Minoru Tanaka	17,500	—
Noriyoshi Suzuki	17,500	—
Masataka Matsumura	93,172	—
Mari Matsushita	85,561	—
Yuta Akakuma	50,647	—
Goh Chao Kuang	—	66,136
Hilda Sin Mei Fong	—	31,659
Total	$348,607	$114,343

The Directors’ remuneration for the financial years ended June 30, 2023 and 2022 as follow:

	June 30, 2023	June 30, 2022
Andrew Khine	$—	$68,242
Shusuke Oguro	—	76,222
Hiroshi Ilzuka	—	41,857
Teo Lai Wah, Timothy	33,002	27,580
Goh Chao Kuang	49,693	—
Hilda Sin Mei Fong	58,125	—
Total	$140,820	$213,901

Schedule of Amounts Due to Immediate Holding Company

The transactions amount due to an immediate holding company are as of the following:

	December 31, 2023	June 30, 2023
Beginning of	$3,572,358	$974,632
Advances for operation and administration expenses	882,339	2,079,901
Expenses paid on behalf of Company	626,987	1,308,112
Ordinary shares issued for conversion of debt	—	(790,287)
Period ended	$5,081,684	$3,572,358

The transactions amount due to an immediate holding company are as of the following:

	June 30, 2023	June 30, 2022
Beginning of the year July 1	$974,632	$1,531,488
Advances for operation and administration expenses	2,079,901	873,066
Expenses paid on behalf of Company	1,308,112	117,882
Ordinary shares issued for conversion of debt	(790,287)	(1,547,804)
Year ended June 30	$3,572,358	$974,632